                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578

                                                       Expires: May 31, 2007

                                                       Estimated average burden
                                                       hours per response: 21.09
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-02773

                                THE GATEWAY TRUST
               (Exact name of registrant as specified in charter)

Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati,              OH 45209
        (Address of principal executive offices)                      (Zip code)

                                 Geoffrey Keenan
The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH
                                     45209
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

                                                                         VALUE
  SHARES                                                                (000'S)
---------                                                             ----------
            COMMON STOCKS - 98.7%
            BASIC MATERIALS - 5.3%
  198,150   3M Co.                                                        14,998
  116,670   Alcoa Inc.                                                     3,565
   46,500   Avery Dennison Corporation                                     2,719
  308,900   Companhia Siderurgica Nacional SA - ADR                        9,706
   32,050   CONSOL Energy Inc.                                             2,377
  460,448   Dow Chemical Company                                          18,694
  519,400   E. I. du Pont de Nemours and Company                          21,924
  141,600   Eastman Chemical Company                                       7,247
  207,600   Gerdau SA - ADR                                                4,675
  151,250   Lubrizol Corporation                                           6,481
  261,250   Lyondell Chemical Company                                      5,199
  121,125   MeadWestvaco Corporation                                       3,308
   52,550   Nucor Corporation                                              5,507
  397,650   Olin Corporation                                               8,538
  482,150   Packaging Corporation of America                              10,819
   40,000   Peabody Energy Corporation                                     2,016
  254,150   RPM International, Inc.                                        4,560
  290,600   Sonoco Products Company                                        9,843
   29,833   Tronox Incorporated - Class B *                                  507
  300,600   USEC Inc. *                                                    3,622
  251,900   Worthington Industries, Inc.                                   5,053
                                                                      ----------
                                                                         151,358
                                                                      ----------
            COMMERCIAL SERVICES - 1.4%
  181,750   Automatic Data Processing, Inc.                                8,302
  173,500   Cendant Corporation                                            3,010
   45,900   Cognizant Technology Solutions Corporation - Class A *         2,731
   97,550   Electronic Data Systems Corporation                            2,617
   39,319   First Data Corporation                                         1,841
   70,000   Laidlaw International Inc.                                     1,904
   25,000   NAVTEQ Corporation *                                           1,266
   38,700   Omnicom Group Inc.                                             3,222
   98,000   Paychex, Inc.                                                  4,083
   55,500   Robert Half International Inc.                                 2,143
  100,000   Sabre Holdings Corporation - Class A                           2,353
  466,950   ServiceMaster Company                                          6,126
                                                                      ----------
                                                                          39,598
                                                                      ----------
            CONSUMER CYCLICAL - 6.4%
  110,900   Abercrombie & Fitch Co. - Class A                              6,465
   76,000   American Axle & Manufacturing Holdings                         1,302
  142,700   American Eagle Outfitters, Inc.                                4,261
  188,175   Best Buy Co., Inc.                                            10,525
  117,800   Chico's FAS, Inc. *                                            4,787
   82,800   Claire's Stores, Inc.                                          3,006
   15,600   Cummins, Inc.                                                  1,640
   53,000   Ethan Allen Interiors Inc.                                     2,227
   65,430   Federated Department Stores, Inc.                              4,776
  583,963   Ford Motor Company                                             4,648
  125,000   Furniture Brands International, Inc.                           3,064
  174,250   Gap, Inc.                                                      3,255
  515,950   General Motors Corporation                                    10,974
   99,750   Genuine Parts Company                                          4,372
  502,550   Home Depot, Inc.                                              21,258
   26,300   J. C. Penney Company, Inc.                                     1,589
   90,000   Lear Corporation                                               1,596
  175,000   Leggett & Platt, Incorporated                                  4,265
  262,850   Limited Brands                                                 6,429
   31,600   Longs Drug Stores Corporation                                  1,462
  157,850   Lowe's Companies, Inc.                                        10,172
  172,026   Maytag Corporation                                             3,669
   54,850   Michaels Stores, Inc.                                          2,061
  189,100   Nordstrom, Inc.                                                7,409
   57,500   OfficeMax Inc.                                                 1,735
  261,800   Pier 1 Imports, Inc.                                           3,039
  106,500   RadioShack Corporation                                         2,048
   34,350   Ross Stores, Inc.                                              1,003
   19,909   Sears Holding Corporation *                                    2,633
   94,700   Talbots, Inc.                                                  2,545
   55,400   Tiffany & Co.                                                  2,080
   88,350   TJX Companies, Inc.                                            2,193
   49,000   Tomkins PLC - ADR                                              1,155
   61,700   Urban Outfitters, Inc. *                                       1,514
   53,900   Volvo AB - ADR                                                 2,513
  638,650   Wal-Mart Stores, Inc.                                         30,170
   77,000   Whirlpool Corporation                                          7,043
                                                                      ----------
                                                                         184,883
                                                                      ----------
            CONSUMER NON-CYCLICAL - 7.4%
  395,550   Albertson's, Inc.                                             10,154
  709,300   Altria Group, Inc.                                            50,261
  130,350   Avon Products, Inc.                                            4,063
  410,150   Coca-Cola Company                                             17,173
  156,150   Colgate-Palmolive Company                                      8,916
  276,450   ConAgra Foods, Inc.                                            5,933
   16,450   Diageo PLC - ADR                                               1,043
   91,500   Estee Lauder Companies Inc. - Class A                          3,403

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

                                                                         VALUE
  SHARES                                                                (000'S)
---------                                                             ----------
  117,100   Kimberly-Clark Corporation                                     6,768
  115,950   Loews Corporation - Carolina Group                             5,481
  379,900   Newell Rubbermaid Inc.                                         9,570
  180,780   PepsiCo, Inc.                                                 10,447
  793,251   Procter & Gamble Company                                      45,707
   52,500   Reynolds American Inc.                                         5,539
  541,450   Sara Lee Corporation                                           9,681
  441,750   Tupperware Corporation                                         9,096
  228,298   Vector Group Ltd.                                              4,351
   64,600   Whole Foods Market, Inc.                                       4,292
                                                                      ----------
                                                                         211,878
                                                                      ----------
            CONSUMER SERVICES - 2.7%
   35,000   Brunswick Corporation                                          1,360
  163,600   Deluxe Corporation                                             4,281
  150,000   Dow Jones & Company, Inc.                                      5,895
  123,200   Eastman Kodak Company                                          3,504
   56,000   Harrah's Entertainment, Inc.                                   4,366
   95,300   International Game Technology                                  3,356
  233,000   Mattel, Inc.                                                   4,224
  302,500   McDonald's Corporation                                        10,394
   77,500   New York Times Company - Class A                               1,961
   50,000   Outback Steakhouse, Inc.                                       2,200
   47,000   Polaris Industries Inc.                                        2,564
  112,250   R. R. Donnelley & Sons Company                                 3,673
  789,250   Regal Entertainment Group - Class A                           14,846
  309,200   Sirius Satellite Radio Inc. *                                  1,571
   63,550   Standard Register Company                                        985
  298,550   Time Warner Inc.                                               5,013
   26,020   Viacom Inc. - Class B *                                        1,010
   75,100   Walt Disney Company                                            2,094
   43,000   Wendy's International, Inc.                                    2,669
   95,000   Westwood One, Inc.                                             1,049
   58,950   XM Satellite Radio Holdings Inc. - Class A *                   1,313
                                                                      ----------
                                                                          78,328
                                                                      ----------
            ENERGY - 9.2%
   82,000   BJ Services Company                                            2,837
   30,000   BP PLC - ADR                                                   2,068
   84,000   Chesapeake Energy Corporation                                  2,638
  584,764   Chevron Corporation                                           33,899
  331,762   ConocoPhillips                                                20,951
   80,100   Diamond Offshore Drilling, Inc.                                7,169
  125,000   Eni SPA - ADR                                                  7,123
   67,550   ENSCO International Incorporated                               3,475
1,687,432   Exxon Mobil Corporation                                      102,697
  191,850   Halliburton Company                                           14,009
  147,950   Kerr-McGee Corporation                                        14,126
   61,250   Patterson-UTI Energy, Inc.                                     1,958
  245,400   Royal Dutch Shell PLC - Class A - ADR                         15,279
  148,150   Schlumberger Limited                                          18,751
  125,600   Smith International, Inc.                                      4,893
  205,750   Tidewater Inc.                                                11,364
                                                                      ----------
                                                                         263,237
                                                                      ----------
            FINANCIAL - 26.2%
   59,050   A. G. Edwards, Inc.                                            2,944
  102,400   Aegon NV - ADR                                                 1,887
  155,400   Allstate Corporation                                           8,098
   92,800   American Express Company                                       4,877
  116,500   American Home Mortgage Investment Corp.                        3,636
  527,186   American International Group, Inc.                            34,842
   73,100   Aon Corporation                                                3,034
  205,750   Arthur J. Gallagher & Co.                                      5,722
   35,500   Banco Santander Chile SA - ADR                                 1,548
1,490,941   Bank of America Corporation                                   67,897
   40,000   Barclays PLC - ADR                                             1,872
  153,020   Brandywine Realty Trust                                        4,860
   37,991   Capital One Financial Corporation                              3,059
   72,850   Capitol Federal Financial                                      2,353
  152,975   Charles Schwab Corporation                                     2,633
   34,900   Chicago Mercantile Exchange                                   15,618
1,590,515   Citigroup Inc.                                                75,120
   90,000   Colonial Properties Trust                                      4,512
   47,900   Commerce Bancorp, Inc.                                         1,756
  266,750   Converium Holding AG - ADR *                                   1,659
   59,048   Countrywide Financial Corporation                              2,167
  288,600   Crescent Real Estate Equities Company                          6,081
   95,600   Eaton Vance Corp.                                              2,618
  440,100   Equity Office Properties Trust                                14,779
  158,600   Fannie Mae                                                     8,152
  202,050   Fidelity National Financial, Inc.                              7,179
  225,000   First Horizon National Corporation                             9,371
   68,000   FirstMerit Corporation                                         1,677
2,829,736   General Electric Company                                      98,418
   95,000   Genworth Financial Inc. - Class A                              3,176
   75,900   Goldman Sachs Group, Inc.                                     11,913
   50,000   H&R Block, Inc.                                                1,083
   33,800   Hartford Financial Services Group, Inc.                        2,723

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

                                                                         VALUE
  SHARES                                                                (000'S)
---------                                                             ----------
  156,750   Health Care REIT, Inc.                                         5,972
   43,700   Healthcare Realty Trust, Inc.                                  1,634
  216,100   Hospitality Properties Trust                                   9,437
  675,000   HRPT Properties Trust                                          7,924
  295,400   HSBC Holdings PLC - ADR                                       24,749
   45,000   ING Groep NV - ADR                                             1,773
  144,600   Jefferson-Pilot Corporation                                    8,089
1,097,977   JPMorgan Chase & Co.                                          45,720
   69,100   Legg Mason, Inc.                                               8,660
  154,850   Lincoln National Corporation                                   8,453
  753,400   Lloyds TSB Group PLC - ADR                                    28,998
  192,100   Marsh & McLennan Companies, Inc.                               5,640
   57,650   Mercury General Corporation                                    3,165
  113,550   Merrill Lynch & Co., Inc.                                      8,943
  305,350   Morgan Stanley                                                19,182
   36,500   National Australia Bank Limited - ADR                          4,911
  239,450   Nationwide Health Properties, Inc.                             5,148
  618,200   New York Community Bancorp, Inc.                              10,831
  105,650   Newcastle Investment Corporation                               2,527
   74,500   North Fork Bancorporation, Inc.                                2,148
   81,250   Old Republic International Corporation                         1,773
   55,700   Royal & Sun Alliance Insurance Group PLC - ADR                   669
  141,000   Senior Housing Properties Trust                                2,552
  383,500   St. Paul Travelers Companies, Inc.                            16,026
  110,000   TCF Financial Corporation                                      2,832
  725,483   U. S. Bancorp                                                 22,127
  161,650   Unitrin, Inc.                                                  7,518
  384,559   Wachovia Corporation                                          21,555
  277,700   Waddell & Reed Financial, Inc. - Class A                       6,415
  244,200   Washington Mutual, Inc.                                       10,408
  386,650   Wells Fargo & Company                                         24,695
   56,250   XL Capital Ltd. - Class A                                      3,606
                                                                      ----------
                                                                         751,344
                                                                      ----------
            HEALTH CARE - 11.4%
  413,150   Abbott Laboratories                                           17,547
  158,200   Aetna Inc.                                                     7,774
  224,727   Amgen Inc. *                                                  16,349
  148,500   Baxter International Inc.                                      5,763
   71,200   Biogen Idec Inc. *                                             3,354
   55,000   Boston Scientific Corporation *                                1,268
1,551,900   Bristol-Myers Squibb Company                                  38,192
   84,750   Caremark Rx, Inc. *                                            4,168
   70,125   Coventry Health Care, Inc. *                                   3,785
  344,100   Eli Lilly and Company                                         19,029
   16,800   Genentech, Inc. *                                              1,420
  107,950   GlaxoSmithKline PLC - ADR                                      5,647
   54,950   Guidant Corporation                                            4,289
    6,500   Hillenbrand Industries, Inc.                                     357
  787,822   Johnson & Johnson                                             46,655
   64,513   Medco Health Solutions, Inc. *                                 3,691
  189,500   Medtronic Inc.                                                 9,617
   28,800   Mentor Corporation                                             1,305
  902,100   Merck & Co., Inc.                                             31,781
2,103,300   Pfizer Inc.                                                   52,414
  143,950   Schering-Plough Corporation                                    2,734
  340,590   UnitedHealth Group Incorporated                               19,025
   30,400   Universal Health Services, Inc. - Class B                      1,544
  161,100   WellPoint, Inc. *                                             12,474
  320,300   Wyeth                                                         15,541
                                                                      ----------
                                                                         325,723
                                                                      ----------
            INDUSTRIALS - 4.3%
   81,600   American Power Conversion Corporation                          1,886
   37,950   Black & Decker Corporation                                     3,297
  143,000   Briggs & Stratton Corporation                                  5,058
  225,900   Caterpillar Inc.                                              16,222
   35,400   Deere & Company                                                2,798
   27,400   Eaton Corporation                                              1,999
  182,100   Emerson Electric Co.                                          15,229
  125,050   Hubbell Incorporated - Class B                                 6,410
   47,700   Ingersoll-Rand Company                                         1,993
   33,000   Parker-Hannifin Corporation                                    2,660
   46,150   Pentair, Inc.                                                  1,881
   62,900   Snap-on Incorporated                                           2,398
  206,500   SPX Corporation                                               11,031
  126,300   Stanley Works                                                  6,398
  833,500   Synagro Technologies, Inc.                                     4,168
   92,800   Timken Company                                                 2,995
  402,403   Tyco International Ltd.                                       10,817
  283,500   United Technologies Corporation                               16,435
  235,300   Waste Management, Inc.                                         8,306
                                                                      ----------
                                                                         121,981
                                                                      ----------
            TECHNOLOGY - 14.7%
  156,371   Adobe Systems Incorporated *                                   5,460
   53,150   ADTRAN, Inc.                                                   1,391
  109,975   Advanced Micro Devices, Inc. *                                 3,647
   86,000   Altera Corporation *                                           1,775

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

                                                                         VALUE
  SHARES                                                                (000'S)
  ------                                                              ----------
  109,800   Amazon.com, Inc. *                                             4,009
  135,050   Analog Devices, Inc.                                           5,171
  204,600   Apple Computer, Inc. *                                        12,833
  367,700   Applied Materials, Inc.                                        6,438
   40,300   Autodesk, Inc. *                                               1,552
  135,000   Avaya Inc. *                                                   1,526
  219,252   Boeing Company                                                17,086
  126,825   Broadcom Corporation - Class A *                               5,474
1,060,325   Cisco Systems, Inc. *                                         22,977
  359,275   Corning Incorporated *                                         9,668
  332,750   Dell Inc. *                                                    9,903
  373,995   eBay Inc. *                                                   14,608
   53,000   Electronic Arts Inc. *                                         2,900
   35,550   Goodrich Corporation                                           1,550
   25,700   Google Inc. - Class A *                                       10,023
  600,505   Hewlett-Packard Company                                       19,757
  317,400   Honeywell International Inc.                                  13,575
1,670,578   Intel Corporation                                             32,326
  335,350   International Business Machines Corporation                   27,656
1,008,000   JDS Uniphase Corporation *                                     4,203
   45,000   KLA-Tencor Corporation                                         2,176
   52,600   Linear Technology Corporation                                  1,845
  699,190   Lucent Technologies Inc. *                                     2,133
  119,200   Maxim Integrated Products, Inc.                                4,428
   50,000   Mercury Interactive Corporation *                              1,739
  169,050   Microchip Technology Incorporated                              6,137
2,437,500   Microsoft Corporation                                         66,324
  496,771   Motorola, Inc.                                                11,381
   86,750   National Semiconductor Corporation                             2,415
   48,200   NVIDIA Corporation *                                           2,760
1,249,067   Oracle Corporation *                                          17,100
  410,700   QUALCOMM Incorporated                                         20,786
   91,900   Raytheon Company                                               4,213
   60,000   Red Hat, Inc. *                                                1,679
  281,637   Symantec Corporation *                                         4,740
  350,000   Taiwan Semiconductor Manufacturing Company Ltd. - ADR          3,521
  368,400   Texas Instruments Incorporated                                11,962
  308,500   United Online, Inc.                                            3,967
   57,800   VeriSign, Inc. *                                               1,387
  128,500   Xilinx, Inc.                                                   3,272
  421,150   Yahoo! Inc. *                                                 13,586
                                                                      ----------
                                                                         423,059
                                                                      ----------
            TELECOMMUNICATIONS - 4.0%
1,348,223   AT&T Inc.                                                     36,456
  544,150   BellSouth Corporation                                         18,855
   90,000   China Mobile HK Limited - ADR                                  2,389
1,204,490   Citizens Communications Company                               15,983
  366,130   Sprint Nextel Corporation                                      9,461
   39,100   Telecomunicacoes de Sao Paulo SA - ADR                           966
   37,300   Telstra Corporation Ltd. - ADR                                   500
  926,068   Verizon Communications Inc.                                   31,542
                                                                      ----------
                                                                         116,152
                                                                      ----------
            TRANSPORTATION - 0.9%
  143,200   AMR Corporation *                                              3,873
  120,000   JetBlue Airways Corporation *                                  1,286
  113,000   Southwest Airlines Co.                                         2,033
  247,400   United Parcel Service, Inc. - Class B                         19,639
                                                                      ----------
                                                                          26,831
                                                                      ----------
            UTILITIES - 4.8%
  115,900   Ameren Corporation                                             5,774
  606,600   Atmos Energy Corporation                                      15,972
  214,500   Consolidated Edison, Inc.                                      9,331
  480,900   Duke Energy Corporation                                       14,018
  206,850   Duquesne Light Holdings Inc.                                   3,413
   48,600   Enel SPA - ADR                                                 2,053
  125,000   Energy East Corporation                                        3,037
  277,550   Great Plains Energy Incorporated                               7,813
  295,500   KeySpan Corporation                                           12,077
  143,000   National Fuel Gas Company                                      4,679
  338,300   NICOR Inc.                                                    13,383
  148,150   OGE Energy Corp.                                               4,296
  142,500   ONEOK, Inc.                                                    4,596
  192,700   Peoples Energy Corporation                                     6,868
  170,450   Pepco Holdings, Inc.                                           3,885
  252,703   Progress Energy, Inc.                                         11,114
   95,950   Public Service Enterprise Group Inc.                           6,145
  407,400   United Utilities PLC - ADR                                     9,879
                                                                      ----------
                                                                         138,333
                                                                      ----------
               Total common stocks (cost $2,357,513)                   2,832,705
                                                                      ----------
CONTRACTS
            PUT OPTIONS - 0.2%
    3,301   On S&P 500 Index expiring April 22, 2006 at 1175                 132
    3,260   On S&P 500 Index expiring May 20, 2006 at 1150                   359
    3,260   On S&P 500 Index expiring May 20, 2006 at 1175                   522

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

                                                                         VALUE
  SHARES                                                                (000'S)
  ------                                                              ----------
    5,090   On S&P 500 Index expiring May 20, 2006 at 1200                 1,221
    3,479   On S&P 500 Index expiring June 17, 2006 at 1175                1,078
    3,300   On S&P 500 Index expiring June 17, 2006 at 1200                1,518
                                                                      ----------
               Total put options (cost $8,721)                             4,830
                                                                      ----------
            REPURCHASE AGREEMENT - 3.4% **
            3.75% repurchase agreement with U. S. Bank, N. A.
               dated March 31, 2006, due April 3, 2006 (repurchase
               proceeds $97,729)                                          97,698
                                                                      ----------
               Total common stocks, put options and repurchase
                  agreement - 102.3%                                   2,935,233
                                                                      ----------
            CALL OPTIONS - (2.5%) ***
   (2,826)  On S&P 500 Index expiring April 22, 2006 at 1250             (14,031)
   (5,845)  On S&P 500 Index expiring April 22, 2006 at 1275             (16,337)
   (2,800)  On S&P 500 Index expiring April 22, 2006 at 1300              (3,220)
   (2,288)  On S&P 500 Index expiring May 20, 2006 at 1250               (12,847)
   (5,134)  On S&P 500 Index expiring May 20, 2006 at 1275               (18,611)
   (2,797)  On S&P 500 Index expiring May 20, 2006 at 1300                (5,594)
                                                                      ----------
               Total call options outstanding (premiums received
                  $79,895)                                               (70,640)
                                                                      ----------
            OTHER ASSETS AND LIABILITIES, NET - 0.2%                       6,033
                                                                      ----------
            NET ASSETS - 100.0%                                       $2,870,626
                                                                      =========-

*    Non-income producing.

** Repurchase agreement fully collateralized by U.S. Government Agency obligations.

*** The $2,832,705,000 aggregate value of common stocks covers outstanding call options.

ADR - American Depository Receipt

Common stocks are grouped by sector.

                                  GATEWAY FUND
         NOTES TO PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

The Gateway Trust is an Ohio business trust, registered under the Investment Company Act of 1940, which is authorized to establish and operate one or more separate series of mutual funds. The Trust currently operates one diversified mutual fund, the Gateway Fund (the Fund). The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by owning a broadly diversified portfolio of common stocks and by selling index call options. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund's significant accounting policies related to its Portfolio of Investments:

INVESTMENTS VALUATION - The Fund values its portfolio securities as of the close of the regular session of trading on the New York Stock Exchange (the NYSE), normally 4:00 P.M., Eastern time. Securities, other than option contracts, traded on a national stock exchange are valued at the last reported sales price on the primary exchange on which the security is traded. Securities traded in the over-the-counter market, and which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Option contracts (both purchased and written) are valued at the average of the closing bid and asked quotations. Securities, other than option contracts, for which market quotations are not readily available or in which trading has been suspended during the day, and option contracts for which closing market quotations are not considered to reflect option contract values as of the close of the NYSE, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

INVESTMENT TRANSACTIONS - Investment transactions are recorded on the trade date.

OPTION TRANSACTIONS - The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently valued until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P., the Adviser.

FEDERAL INCOME TAXES - At March 31, 2006, based on a $2,299,502,000 federal tax cost of common stocks and options, gross unrealized appreciation totaled $530,782,000, gross unrealized depreciation totaled $63,389,000 and net unrealized appreciation totaled $467,393,000.

2.   INVESTMENT TRANSACTIONS

For the three months ended March 31, 2006, cost of purchases of investment securities (excluding any short-term investments and U. S. government securities) totaled $119,150,000 and proceeds from sales totaled $24,651,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, the premiums received) to enhance earnings on the portfolio securities. However, using these call options limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the three months ended March 31, 2006, transactions in written options were as follows:

                                   Contracts   Premiums (000's)
                                   ---------   ----------------
Outstanding at December 31, 2005     21,015       $  67,987
Options written                      40,780         144,482
Options terminated in closing
   purchase transactions            (40,105)       (132,574)
                                    -------       ---------
Outstanding at March 31, 2006        21,690       $  79,895
                                    =======       =========

ITEM 2. CONTROLS AND PROCEDURES.

(A) Based on an evaluation of the registrant's disclosure controls and procedures as of May 15, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings of Form N-Q is recorded, processed, summarized, and reported on a timely basis.

(B) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibit 99.CERT Certifications are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gateway Trust


By /s/ Walter G. Sall
   ----------------------------------
   Walter G. Sall, Chairman

Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Walter G. Sall
   ----------------------------------
   Walter G. Sall, Chairman

Date: May 15, 2006


By /s/ Gary H. Goldschmidt
   ----------------------------------
   Gary H. Goldschmidt
   Vice President and Treasurer

Date: May 15, 2006